Income Tax (Details) € in Thousands, $ in Thousands			12 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax
Percentage of corporate tax rates			23.00%	23.00%	23.00%	23.00%
Net operating loss for tax (in Dollars)				$ 411,665
Capital loss for tax purposes (in Dollars)				87,573
Tax deductible temporary difference value (in Dollars)				$ 6,975
Research and development deductible term period			3 years	3 years
Switzerland
Income Tax
Tax rate			12.00%	12.00%
UK
Income Tax
Tax rate	25.00%	19.00%
Netherlands
Income Tax
Taxable income amount (in Euro) | €			€ 200
Netherlands | Bottom of Range
Income Tax
Tax rate			19.00%	19.00%
Netherlands | Top of Range
Income Tax
Tax rate			25.00%	25.00%
U.S.
Income Tax
Percentage of corporate tax rates			21.00%	21.00%
Germany
Income Tax
Percentage of corporate tax rates			15.80%	15.80%